Income Tax - Schedule of Reconciles Statutory Rate to Effective Tax Rate (Details)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Reconciles Statutory Rate to Effective Tax Rate [Abstract]
Hong Kong statutory income tax rate	16.50%	16.50%
- Non-taxable income	56.77%	2.45%
- Non-deductible expenses	(39.32%)	(11.76%)
- Deductible temporary difference not recognized	(0.07%)	(0.60%)
- Tax loss not recognized	(33.88%)	(6.59%)
Effective tax rate	0.00%	0.00%